COMMITMENTS AND CONTINGENCIES - Additional Information (Detail) - USD ($)	Dec. 31, 2021	Oct. 11, 2021	Sep. 30, 2021	Sep. 15, 2021	Aug. 04, 2021	Aug. 02, 2021
Vendor [Member]
Other Commitments [Line Items]
Business combination contingent fee				$ 3,000,000
Termination of this AgreementTerm				12 months
Percentage of cash fee				25.00%
Termination payments				$ 750,000
Additional contingent fee provision, rate				4
Percentage of securities issue		4.00%
Percentage of securities issue one		50.00%
Over-Allotment Option [Member]
Other Commitments [Line Items]
Additional Units issued (in shares)					2,807,868
Underwriting Agreement [Member] | IPO [Member]
Other Commitments [Line Items]
Underwriter deferred cash fee per unit						$ 0.20
Payment of underwriter fee						$ 4,561,574
Deferred underwriting fee						$ 7,982,754
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Other Commitments [Line Items]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days		45 days
Common stock shares subscribed but not issued	3,000,000